3. INTANGIBLE ASSETS (Details 1) (USD $)	Sep. 30, 2012
Future amortization of intangible assets, net
Future amortization of intangible assets, 2012	$ 247,817
Future amortization of intangible assets, 2013	330,422
Future amortization of intangible assets, 2014	35,692
Future amortization of intangible assets, net	$ 613,931